Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We do not grant equity awards in anticipation of the release of material nonpublic information and we do not time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of equity compensation. Although we do not maintain a formal policy with respect to the timing of our equity award grants, the Compensation Committee typically grants annual equity awards at the Compensation Committee’s regularly scheduled meeting in February each year. Equity award grants may also be granted at the time of a hire or promotion or upon identification of a specific retention concern. During 2024, there were no equity awards granted to any named executive officer within a period of four business days preceding and one business day following the filing or furnishing of any Form 10-K, 10-Q or 8-K that disclosed material nonpublic information.

Award Timing Method	Although we do not maintain a formal policy with respect to the timing of our equity award grants, the Compensation Committee typically grants annual equity awards at the Compensation Committee’s regularly scheduled meeting in February each year. Equity award grants may also be granted at the time of a hire or promotion or upon identification of a specific retention concern.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
We do not grant equity awards in anticipation of the release of material nonpublic information and we do not time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of equity compensation. Although we do not maintain a formal policy with respect to the timing of our equity award grants, the Compensation Committee typically grants annual equity awards at the Compensation Committee’s regularly scheduled meeting in February each year. Equity award grants may also be granted at the time of a hire or promotion or upon identification of a specific retention concern. During 2024, there were no equity awards granted to any named executive officer within a period of four business days preceding and one business day following the filing or furnishing of any Form 10-K, 10-Q or 8-K that disclosed material nonpublic information.

MNPI Disclosure Timed for Compensation Value	false